LIQUIDITY (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ (29,529)		$ (18,496)
Cash and cash equivalents		$ 3,488		$ 9
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	60,333	422,333		142,821
Proceeds from issuance of common stock	$ 11,704	$ 1,250	$ 0
Offering expenses	$ 546
Common Stock
Related Party Transaction [Line Items]
Conversion of stock (in shares)	36,263
Additional shares converted into common stock (in shares)	145,052
GRI Bio, Inc
Related Party Transaction [Line Items]
Common stock placed into escrow (in shares)	3,878,411
Private GRI
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit				$ (18,496)	$ (15,279)
Cash and cash equivalents				$ 9	$ 90
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)				4,447,153	3,817,439
Proceeds from issuance of common stock				$ 0	$ 100
Investor
Related Party Transaction [Line Items]
Investment in cash	$ 12,250
Investor | Private GRI
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	969,602